Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income tax [Line Items]
Current tax	$ (48,449)	$ (12,359)	$ (7,262)
Deferred income tax (Note 18)	5,304	555	24,316
Tax expense (income), continuing operations	$ (43,145)	$ (11,804)	$ 17,054